Stock-Based Compensation - Employee Stock Purchase Plan (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 4,848	$ 1,619	$ 12,100	$ 3,561	$ 20,527	$ 1,680	$ 1,442
2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,000
Share-based compensation arrangement by share-based payment award, annual increase in shares authorized as a percentage of outstanding common shares	1.00%
Maximum | 2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 100		$ 100